General and administrative expenses	12 Months Ended
Dec. 31, 2018
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General and administrative expenses
Note	23 - General and administrative expenses

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Personnel expenses	(24,846)	(23,276)	(22,360)
Compensation	(10,226)	(9,305)	(8,897)
Employee profit sharing	(4,425)	(3,836)	(3,610)
Welfare benefits	(3,764)	(3,374)	(3,070)
Provision for labor claims and Dismissals	(2,907)	(3,427)	(4,143)
Payroll taxes	(3,011)	(2,832)	(2,567)
Stock option plan (Note 20)	(226)	(234)	(306)
Training	(253)	(232)	(193)
Other	(34)	(36)	426
Administrative expenses	(17,268)	(16,289)	(15,959)
Third party services	(4,482)	(4,161)	(4,340)
Data processing and telecommunications	(4,273)	(4,152)	(3,966)
Installations	(3,306)	(3,132)	(3,066)
Advertising, promotions and publications	(1,419)	(1,167)	(1,036)
Financial services	(790)	(833)	(731)
Security	(754)	(723)	(716)
Transportation	(350)	(339)	(391)
Materials	(339)	(350)	(313)
Travel	(232)	(214)	(199)
Other	(1,323)	(1,218)	(1,201)
Depreciation and Amortization	(3,332)	(3,034)	(2,995)
Other expenses	(12,092)	(10,895)	(9,591)
Selling - credit cards	(4,285)	(3,753)	(3,165)
Claims	(675)	(596)	(571)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(632)	(495)	(273)
Provision for civil lawsuits (Note 29)	(464)	(1,519)	(1,489)
Provision for tax and social security lawsuits (Note 29)	(328)	(953)	(915)
Refund of interbank costs	(272)	(288)	(292)
Impairment - intangible asset	(168)	(504)	—
Other	(5,268)	(2,787)	(2,886)

Total	(57,538)	(53,494)	(50,905)